Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Interest Dividend and Fee Income [abstract]
FVTPL securities	$ 164		$ 93
Gross realized gains			363	$ 228
Gross realized gains	209
Gross realized (losses)			(216)	(99)
Gross realized (losses)	(123)
Other securities, net realized and unrealized gains				49
Impairment losses	(1)		(1)	(7)
Securities gains, other than trading	$ 249	[1]	$ 239	$ 171

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).